CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 43,150	$ 31,370
Restricted cash	1,225	1,244
Accounts receivable, net of provision for doubtful debts of $24,904 and $20,891 as of June 30, 2014 and December 31, 2013, respectively	26,955	27,931
Inventories	4,095	5,319
Prepaid expenses and other current assets	5,431	5,261
Other financing receivables	9,147	0
Current maturities of net investment in direct financing and sales-type leases, net of provision for doubtful debts of $146 and $389 as of June 30, 2014 and December 31, 2013, respectively	342,503	261,684
Deferred income tax assets	7,164	5,515
Total current assets	439,670	338,324
Property, equipment and leasehold improvements, net	80,158	82,254
Deferred income tax assets	5,175	4,126
Net investment in direct financing and sales-type leases, net of current maturities	118,882	128,415
Total assets	643,885	553,119
LIABILITIES AND EQUITY
Short-term borrowings (including short-term borrowings of the consolidated variable interest entities (“VIEs”) without recourse to AutoChina of $154,401 and $124,654 as of June 30, 2014 and December 31, 2013, respectively)	206,410	160,737
Long-term payables, current portion (including long-term payables, current of the consolidated VIEs without recourse to AutoChina of nil and nil as of June 30, 2014 and December 31, 2013, respectively)	1,460	1,436
Accounts payable (including accounts payable of the consolidated VIEs without recourse to AutoChina of $1,054 and $93 as of June 30, 2014 and December 31, 2013, respectively)	5,431	10,130
Accounts payable, related parties (including accounts payable of the consolidated VIEs without recourse to AutoChina of $119,888 and $44,044 as of June 30, 2014 and December 31, 2013, respectively)	121,955	57,586
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to AutoChina of $13,125 and $10,323 as of June 30, 2014 and December 31, 2013, respectively)	22,023	17,146
Due to affiliates (including due to affiliates of the consolidated VIEs without recourse to AutoChina of $589 and $86 as of June 30, 2014 and December 31, 2013, respectively)	14,089	38,143
Customer deposits (including customer deposits of the consolidated VIEs without recourse to AutoChina of $353 and $319 as of June 30, 2014 and December 31, 2013, respectively)	3,834	1,680
Income tax payable (including income tax payable of the consolidated VIEs without recourse to AutoChina of $2,104 and $2,761 as of June 30, 2014 and December 31, 2013, respectively)	4,046	3,599
Total current liabilities	379,248	290,457
Noncurrent liabilities
Long-term payables (including long-term payables of the consolidated VIEs without recourse to AutoChina of $11,672 and $8,955 as of June 30, 2014 and December 31, 2013, respectively)	11,831	9,857
Total liabilities	391,079	300,314
Equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued - none	0	0
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding - 23,538,919 shares at June 30, 2013 and December 31, 2012, respectively	24	24
Additional paid-in capital	328,502	327,631
Statutory reserves	22,947	22,947
Accumulated losses	(127,809)	(129,609)
Accumulated other comprehensive income	29,142	31,812
Total shareholders' equity	252,806	252,805
Total liabilities and shareholders' equity	$ 643,885	$ 553,119